Nationwide Maximum Diversification U.S. Core Equity ETF
Schedule of Investments
November 30, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.6%
	Communication Services - 10.1%
3,088	Activision Blizzard, Inc.	$169,315
1,400	Altice USA, Inc. - Class A (a)	35,812
29,750	AT&T, Inc.	1,112,055
20	Cable One, Inc.	30,700
1,337	CBS Corporation - Class B	53,988
18,206	CenturyLink, Inc. (b)	263,805
646	Charter Communications, Inc. - Class A (a)(b)	303,626
18,364	Comcast Corporation - Class A	810,772
6,425	Discovery, Inc. - Class C (a)	196,091
904	DISH Network Corporation - Class A (a)(b)	30,890
1,180	Electronic Arts, Inc. (a)	119,192
8,608	Facebook, Inc. - Class A (a)	1,735,718
8,648	Fox Corporation - Class A (b)	309,252
6,168	Fox Corporation - Class B	215,757
316	IAC/InterActive Corporation (a)	70,373
1,567	Interpublic Group of Companies, Inc.	35,101
603	Liberty Broadband Corporation - Class C (a)(b)	72,052
1,998	Liberty Global plc - Class C (a)	42,957
626	Liberty Media Corporation-Liberty SiriusXM - Class C (a)	30,367
409	Netflix, Inc. (a)(b)	128,696
880	Omnicom Group, Inc. (b)	69,942
5,938	Roku, Inc. (a)(b)	952,277
4,641	Sirius XM Holdings, Inc. (b)	32,394
75,164	Snap, Inc. - Class A (a)(b)	1,146,251
443	Spotify Technology SA (a)(b)	63,150
452	Take-Two Interactive Software, Inc. (a)	54,850
22,739	Twitter, Inc. (a)	702,862
21,026	Verizon Communications, Inc.	1,266,606
7,333	Walt Disney Company	1,111,536
		11,166,387
	Consumer Discretionary - 15.1%
5,477	Advance Auto Parts, Inc.	860,327
204	Amazon.com, Inc. (a)	367,364
1,036	Aptiv plc	97,260
987	Aramark	43,073
342	Autoliv, Inc.	27,948
1,411	AutoZone, Inc. (a)	1,662,045
950	Best Buy Company, Inc.	76,608
173	Booking Holdings, Inc. (a)(b)	329,397
834	BorgWarner, Inc.	35,070
234	Bright Horizons Family Solutions, Inc. (a)	35,222
370	Burlington Stores, Inc. (a)(b)	83,250
671	CarMax, Inc. (a)(b)	65,261
1,632	Carnival Corporation (b)	73,571
1,929	Chipotle Mexican Grill, Inc. (a)	1,570,051
1,408	D.R. Horton, Inc.	77,933
499	Darden Restaurants, Inc.	59,102
1,046	Dollar General Corporation	164,599
5,688	Dollar Tree, Inc. (a)(b)	520,224
711	Domino’s Pizza, Inc. (b)	209,247
335	Dunkin’ Brands Group, Inc.	25,644
3,222	eBay, Inc.	114,445
460	Etsy, Inc. (a)	19,959
2,472	Expedia Group, Inc.	251,304

221	Five Below, Inc. (a)	27,340
15,855	Ford Motor Company	143,646
555	Garmin, Ltd. (b)	54,218
5,106	General Motors Company	183,816
1,036	Gentex Corporation	29,422
578	Genuine Parts Company	60,325
7,420	Grubhub, Inc. (a)(b)	319,950
2,035	Hasbro, Inc.	206,960
1,151	Hilton Worldwide Holdings, Inc.	120,855
3,764	Kohl’s Corporation	176,946
1,517	Las Vegas Sands Corporation	95,192
249	Lear Corporation	29,957
1,137	Lennar Corporation - Class A	67,822
1,164	LKQ Corporation (a)	41,066
2,344	Lowe’s Companies, Inc.	274,975
3,776	Lululemon Athletica, Inc. (a)(b)	852,205
3,094	McDonald’s Corporation	601,721
198	MercadoLibre, Inc. (a)(b)	114,955
557	Mohawk Industries, Inc. (a)(b)	77,629
30,689	Newell Brands, Inc. (b)	589,843
2,480	NIKE, Inc. - Class B	231,855
869	Norwegian Cruise Line Holdings, Ltd. (a)	46,613
114	NVR, Inc. (a)(b)	432,275
306	O’Reilly Automotive, Inc. (a)	135,338
342	Planet Fitness, Inc. - Class A (a)	25,281
157	Pool Corporation	32,413
1,380	PulteGroup, Inc.	54,717
302	PVH Corporation	29,282
1,144	Ross Stores, Inc.	132,876
722	Service Corporation International (b)	31,782
7,197	ServiceMaster Global Holdings, Inc. (a)	282,051
4,713	Starbucks Corporation	402,632
2,411	Tapestry, Inc.	64,832
2,588	Target Corporation (b)	323,526
3,757	Tesla, Inc. (a)(b)	1,239,585
473	Tiffany & Company	63,287
4,547	TJX Companies, Inc.	277,958
483	Tractor Supply Company	45,615
3,454	Ulta Beauty, Inc. (a)	807,752
1,333	V.F. Corporation	118,024
162	Vail Resorts, Inc. (b)	39,313
251	Wayfair, Inc. - Class A (a)(b)	21,315
256	Whirlpool Corporation (b)	36,634
2,337	Wynn Resorts, Ltd. (b)	282,426
12,058	Yum China Holdings, Inc. (b)	536,822
1,238	Yum! Brands, Inc.	124,629
		16,656,580
	Consumer Staples - 14.8%
1,225	Brown-Forman Corporation - Class B (b)	83,080
9,471	Bunge, Ltd.	505,562
15,523	Campbell Soup Company (b)	722,906
6,314	Church & Dwight Company, Inc.	443,495
7,268	Clorox Company (b)	1,077,336
15,603	Coca-Cola Company	833,199
3,573	Coca-Cola European Partners plc	180,294
3,480	Colgate-Palmolive Company	236,014
10,035	Conagra Brands, Inc. (b)	289,710
945	Constellation Brands, Inc. - Class A	175,827
1,764	Costco Wholesale Corporation	528,865
890	Estee Lauder Companies, Inc. - Class A	173,968
17,013	General Mills, Inc.	907,133

4,230	Hershey Company	626,717
1,122	Hormel Foods Corporation (b)	49,963
8,909	JM Smucker Company (b)	936,247
9,128	Kellogg Company (b)	594,415
9,648	Keurig Dr Pepper, Inc. (b)	298,509
2,278	Kimberly-Clark Corporation	310,583
37,627	Kraft Heinz Company	1,147,624
54,952	Kroger Company	1,502,388
11,090	Lamb Weston Holdings, Inc.	931,338
824	McCormick & Company, Inc. (b)	139,462
1,427	Molson Coors Brewing Company - Class B (b)	72,035
5,777	Mondelez International, Inc. - Class A	303,524
1,605	Monster Beverage Corporation (a)(b)	96,011
5,681	PepsiCo, Inc.	771,650
277	Post Holdings, Inc. (a)	29,251
10,041	Procter & Gamble Company	1,225,604
1,989	Sysco Corporation	160,214
7,941	Tyson Foods, Inc. - Class A	713,816
2,296	US Foods Holding Corporation (a)	91,312
3,077	Walgreens Boots Alliance, Inc.	183,389
		16,341,441
	Energy - 2.3%
1,527	Apache Corporation (b)	34,022
9,758	Baker Hughes Company	218,774
13,305	Cabot Oil & Gas Corporation (b)	212,082
948	Cheniere Energy, Inc. (a)	57,392
3,395	Chevron Corporation	397,655
1,186	Concho Resources, Inc.	86,056
4,521	ConocoPhillips	270,988
661	Diamondback Energy, Inc. (b)	51,122
2,355	EOG Resources, Inc.	166,970
3,297	Halliburton Company	69,204
616	HollyFrontier Corporation	31,755
7,925	Kinder Morgan, Inc. (b)	155,409
3,267	Marathon Oil Corporation	38,061
1,567	National Oilwell Varco, Inc. (b)	35,336
1,924	Noble Energy, Inc. (b)	39,942
3,638	Occidental Petroleum Corporation	140,318
1,671	ONEOK, Inc.	118,725
675	Pioneer Natural Resources Company	86,292
5,628	Schlumberger, Ltd.	203,734
631	Targa Resources Corporation (b)	23,050
4,932	Williams Companies, Inc.	112,055
		2,548,942
	Financials - 9.9%
2,986	Aflac, Inc.	163,752
23,100	AGNC Investment Corporation	400,092
57	Alleghany Corporation (a)	44,462
1,308	Allstate Corporation	145,646
283	American Financial Group, Inc. (b)	31,048
3,542	American International Group, Inc.	186,522
96,518	Annaly Capital Management, Inc.	900,513
952	Aon plc	193,837
1,592	Arch Capital Group, Ltd. (a)	66,816
749	Arthur J. Gallagher & Company (b)	69,859
246	Assurant, Inc.	32,686
593	Athene Holding, Ltd. - Class A (a)	26,697
6,083	Bank of America Corporation	202,686
3,500	Bank of New York Mellon Corporation	171,395
3,097	BB&T Corporation (b)	169,468
954	Brown & Brown, Inc. (b)	36,004

9,032	Cboe Global Markets, Inc.	1,073,905
1,759	Charles Schwab Corporation	87,071
1,595	Chubb, Ltd.	241,611
630	Cincinnati Financial Corporation	67,442
1,816	Citizens Financial Group, Inc.	69,843
1,506	CME Group, Inc. (b)	305,311
603	Comerica, Inc.	42,457
402	Commerce Bancshares, Inc./MO (b)	26,946
197	Credicorp, Ltd.	41,604
589	East West Bancorp, Inc.	26,988
2,536	Everest Re Group, Ltd.	687,914
1,068	Fidelity National Financial, Inc.	50,869
2,966	Fifth Third Bancorp	89,544
439	First American Financial Corporation	27,929
666	First Republic Bank/CA (b)	73,193
235	Goldman Sachs Group, Inc. (b)	52,017
1,465	Hartford Financial Services Group, Inc.	90,625
4,179	Huntington Bancshares, Inc. (b)	62,225
2,235	Intercontinental Exchange, Inc.	210,470
1,886	Invesco, Ltd. (b)	33,118
1,578	JPMorgan Chase & Company	207,917
4,068	KeyCorporation	78,879
326	LPL Financial Holdings, Inc.	30,106
520	M&T Bank Corporation	85,665
59	Markel Corporation (a)	66,997
2,963	MarketAxess Holdings, Inc.	1,196,520
2,060	Marsh & McLennan Companies, Inc.	222,624
2,857	MetLife, Inc.	142,593
468	Nasdaq, Inc.	49,046
1,157	Old Republic International Corporation	26,102
1,611	People’s United Financial, Inc. (b)	26,582
1,657	PNC Financial Services Group, Inc.	253,869
2,367	Progressive Corporation	172,909
4,048	Regions Financial Corporation	67,359
254	Reinsurance Group of America, Inc.	42,027
1,211	RenaissanceRe Holdings, Ltd.	228,068
217	Signature Bank (b)	26,769
1,434	State Street Corporation (b)	107,693
2,612	Synchrony Financial (b)	97,715
1,084	TD Ameritrade Holding Corporation	56,184
1,032	Travelers Companies, Inc.	141,095
5,864	U.S. Bancorp	352,016
15,764	Wells Fargo & Company	858,507
522	Willis Towers Watson plc	102,542
574	W.R. Berkley Corporation	39,032
712	Zions Bancorporation (b)	35,443
		10,916,824
	Health Care - 16.7%
6,017	AbbVie, Inc. (b)	527,871
644	ABIOMED, Inc. (a)	126,340
107	Alexion Pharmaceuticals, Inc. (a)	12,192
297	Align Technology, Inc. (a)	82,370
4,149	Alnylam Pharmaceuticals, Inc. (a)(b)	486,014
616	AmerisourceBergen Corporation	54,153
689	Amgen, Inc.	161,722
1,041	Anthem, Inc.	300,495
422	Becton Dickinson and Company	109,087
3,920	Biogen, Inc. (a)	1,175,256
578	BioMarin Pharmaceutical, Inc. (a)	46,650
86	Bio-Rad Laboratories, Inc. - Class A (a)	31,767
7,367	Bristol-Myers Squibb Company (b)	419,477

1,207	Cardinal Health, Inc.	66,421
591	Catalent, Inc. (a)	30,726
1,635	Centene Corporation (a)(b)	98,868
1,252	Cerner Corporation (b)	89,631
63	Chemed Corporation	27,091
1,534	Cigna Corporation	306,677
200	Cooper Companies, Inc.	62,618
5,286	CVS Health Corporation	397,877
391	DaVita, Inc. (a)	28,062
12,654	DENTSPLY SIRONA, Inc. (b)	715,457
7,274	DexCom, Inc. (a)	1,653,454
409	Edwards Lifesciences Corporation (a)	100,180
3,451	Eli Lilly & Company	404,975
396	Encompass Health Corporation	28,001
2,013	Exact Sciences Corporation (a)(b)	163,073
1,216	Exelixis, Inc. (a)	20,222
5,130	Gilead Sciences, Inc.	344,941
204	Haemonetics Corporation (a)	24,602
1,091	HCA Healthcare, Inc.	151,278
595	Henry Schein, Inc. (a)(b)	40,996
3,020	Humana, Inc.	1,030,515
217	ICON plc (a)	35,406
738	Incyte Corporation (a)	69,490
598	Insulet Corporation (a)	111,049
2,230	Ionis Pharmaceuticals, Inc. (a)	142,631
4,462	Jazz Pharmaceuticals plc (a)	674,297
10,819	Johnson & Johnson	1,487,505
396	Laboratory Corporation of America Holdings (a)	68,227
752	McKesson Corporation	108,769
5,458	Medtronic plc	607,967
10,427	Merck & Company, Inc.	909,026
2,050	Molina Healthcare, Inc. (a)	277,775
2,090	Mylan NV (a)(b)	39,250
7,358	Neurocrine Biosciences, Inc. (a)	858,017
319	Novocure, Ltd. (a)	29,405
2,167	Perrigo Company plc (b)	111,015
22,525	Pfizer, Inc.	867,663
545	Quest Diagnostics, Inc.	58,070
332	Regeneron Pharmaceuticals, Inc. (a)	122,508
580	ResMed, Inc.	86,768
4,137	Sage Therapeutics, Inc. (a)(b)	640,283
1,807	Sarepta Therapeutics, Inc. (a)(b)	203,269
478	Seattle Genetics, Inc. (a)	57,527
166	STERIS plc	25,089
320	Stryker Corporation	65,555
187	Teleflex, Inc.	66,075
3,836	UnitedHealth Group, Inc.	1,073,582
321	Universal Health Services, Inc. - Class B	44,776
370	Varian Medical Systems, Inc. (a)	49,480
259	Waters Corporation (a)(b)	57,516
297	West Pharmaceutical Services, Inc. (b)	43,668
836	Zimmer Biomet Holdings, Inc.	121,454
		18,432,171
	Industrials - 4.5%
495	AerCap Holdings NV (a)	30,596
499	Alaska Air Group, Inc.	34,436
279	Allegion plc	33,488
551	AO Smith Corporation (b)	26,668
1,614	Arconic, Inc.	49,970
228	Carlisle Companies, Inc.	35,563
546	CH Robinson Worldwide, Inc. (b)	41,960

813	Copart, Inc. (a)	72,357
146	CoStar Group, Inc. (a)	89,478
985	CSX Corporation (b)	70,467
515	Cummins, Inc.	94,173
409	Dover Corporation	45,595
489	Equifax, Inc.	68,284
903	Fastenal Company	32,075
113,711	General Electric Company	1,281,522
684	HD Supply Holdings, Inc. (a)	27,237
291	HEICO Corporation - Class A	29,228
342	Hexcel Corporation (b)	27,233
2,660	IAA, Inc. (a)	120,578
345	JB Hunt Transport Services, Inc. (b)	39,889
3,227	Johnson Controls International plc	138,213
405	Kansas City Southern	61,730
153	Lennox International, Inc. (b)	39,145
1,057	Masco Corporation	49,204
2,416	Middleby Corporation (a)(b)	279,676
24,026	Nielsen Holdings plc	469,708
139	Norfolk Southern Corporation	26,897
253	Old Dominion Freight Line, Inc. (b)	48,472
436	Owens Corning	29,238
934	PACCAR, Inc.	76,000
622	Pentair plc	27,586
861	Republic Services, Inc.	76,328
651	Sensata Technologies Holding plc (a)(b)	33,520
222	Snap-on, Inc. (b)	35,622
1,547	Southwest Airlines Company	89,169
417	Spirit AeroSystems Holdings, Inc. - Class A	36,275
428	Toro Company	33,461
394	TransUnion	34,006
2,587	W.W. Grainger, Inc.	819,949
1,707	Waste Management, Inc.	192,737
729	Westinghouse Air Brake Technologies Corporation (b)	57,278
730	Xylem, Inc.	56,582
		4,961,593
	Information Technology - 6.9%
4,387	Advanced Micro Devices, Inc. (a)(b)	171,751
186	Alliance Data Systems Corporation	19,885
554	Amdocs, Ltd.	38,392
4,194	Apple, Inc.	1,120,847
221	Arista Networks, Inc. (a)	43,124
476	Atlassian Corporation plc - Class A (a)(b)	60,504
580	Black Knight, Inc. (a)	36,546
557	Booz Allen Hamilton Holding Corporation	40,527
1,578	Broadcom, Inc.	498,980
462	Broadridge Financial Solutions, Inc.	57,154
491	CDK Global, Inc. (b)	26,293
338	CDW Corporation	45,647
493	Check Point Software Technologies, Ltd. (a)(b)	58,115
3,801	Ciena Corporation (a)	144,285
504	Citrix Systems, Inc. (b)	56,856
2,243	Cognizant Technology Solutions Corporation - Class A	143,799
1,335	Dell Technologies, Inc. - Class C (a)	64,734
572	DocuSign, Inc. (a)	40,732
1,061	DXC Technology Company	39,607
213	Euronet Worldwide, Inc. (a)	33,481
162	F5 Networks, Inc. (a)	23,605
291	Fidelity National Information Services, Inc.	40,202
840	Fiserv, Inc. (a)(b)	97,642
347	FleetCor Technologies, Inc. (a)	106,501

546	FLIR Systems, Inc. (b)	29,244
595	Fortinet, Inc. (a)(b)	62,540
356	Gartner, Inc. (a)	57,124
715	Genpact, Ltd.	29,101
717	GoDaddy, Inc. - Class A (a)	47,594
331	Guidewire Software, Inc. (a)(b)	40,326
767	Intel Corporation	44,524
3,233	International Business Machines Corporation	434,677
311	Jack Henry & Associates, Inc.	47,253
1,394	Juniper Networks, Inc. (b)	34,934
162	Keysight Technologies, Inc. (a)	17,339
1,028	Marvell Technology Group, Ltd. (b)	27,108
871	Micron Technology, Inc. (a)	41,381
807	NetApp, Inc.	48,896
46,206	NortonLifeLock, Inc.	1,150,530
1,335	NXP Semiconductors NV	154,299
192	Okta, Inc. (a)(b)	24,918
3,258	Oracle Corporation	182,905
661	Pagseguro Digital, Ltd. - Class A (a)(b)	22,434
378	Palo Alto Networks, Inc. (a)(b)	85,889
223	Proofpoint, Inc. (a)(b)	26,468
478	Qorvo, Inc. (a)	49,812
11,151	QUALCOMM, Inc.	931,667
1,099	Sabre Corporation	24,651
969	Seagate Technology plc	57,830
696	Skyworks Solutions, Inc.	68,417
605	Splunk, Inc. (a)	90,278
893	SS&C Technologies Holdings, Inc.	53,625
690	Teradyne, Inc.	43,187
836	Trade Desk, Inc. - Class A (a)(b)	220,153
154	Tyler Technologies, Inc. (a)	44,686
174	Universal Display Corporation (b)	33,794
366	VeriSign, Inc. (a)	69,811
315	VMware, Inc. - Class A (a)(b)	49,020
1,174	Western Digital Corporation	59,087
1,716	Western Union Company (b)	46,126
196	Wix.com, Ltd. (a)(b)	23,694
1,027	Xilinx, Inc.	95,285
218	Zebra Technologies Corporation - Class A (a)	54,704
		7,634,520
	Materials - 3.4%
258	AptarGroup, Inc.	28,927
230	Avery Dennison Corporation	29,985
1,338	Ball Corporation	88,388
3,049	Corteva, Inc.	79,335
542	Crown Holdings, Inc. (a)	41,138
3,030	DuPont de Nemours, Inc.	196,375
171	FMC Corporation	16,751
1,060	International Flavors & Fragrances, Inc. (b)	149,704
1,816	Linde plc	374,478
275	Martin Marietta Materials, Inc.	73,810
1,429	Mosaic Company (b)	27,222
41,747	Newmont Mining Corporation (b)	1,603,085
961	PPG Industries, Inc.	123,815
5,315	Royal Gold, Inc. (b)	623,290
522	RPM International, Inc.	38,487
622	Sealed Air Corporation	23,468
333	Sherwin-Williams Company	194,182
537	Vulcan Materials Company	76,184
		3,788,624

	Real Estate - 7.3%
456	Alexandria Real Estate Equities, Inc.	74,109
3,072	American Tower Corporation	657,500
567	AvalonBay Communities, Inc.	121,570
628	Boston Properties, Inc.	87,003
389	Camden Property Trust	43,393
3,431	Crown Castle International Corporation	458,587
2,249	Digital Realty Trust, Inc. (b)	272,017
1,469	Duke Realty Corporation	51,679
343	Equinix, Inc.	194,430
668	Equity LifeStyle Properties, Inc.	49,485
1,488	Equity Residential	126,629
264	Essex Property Trust, Inc.	82,416
10,194	Extra Space Storage, Inc.	1,081,074
302	Federal Realty Investment Trust (b)	39,885
21,392	Healthpeak Properties, Inc. (b)	746,153
2,941	Host Hotels & Resorts, Inc.	51,438
1,768	Invitation Homes, Inc.	53,977
1,158	Iron Mountain, Inc. (b)	37,195
208	Jones Lang LaSalle, Inc. (b)	34,597
1,670	Kimco Realty Corporation (b)	36,105
600	Liberty Property Trust	36,972
461	Mid-America Apartment Communities, Inc.	62,747
661	National Retail Properties, Inc.	36,844
2,554	Prologis, Inc. (b)	233,819
6,010	Public Storage	1,266,186
1,293	Realty Income Corporation	99,083
674	Regency Centers Corporation	43,837
857	SBA Communications Corporation	202,655
1,213	Simon Property Group, Inc.	183,418
335	SL Green Realty Corporation	28,586
360	Sun Communities, Inc.	59,296
1,179	UDR, Inc.	56,651
13,908	Ventas, Inc.	810,975
3,943	VEREIT, Inc.	38,484
704	Vornado Realty Trust	45,457
5,020	Welltower, Inc.	424,541
3,026	Weyerhaeuser Company	89,297
688	W.P. Carey, Inc.	57,393
		8,075,483
	Utilities - 8.6%
3,598	American Water Works Company, Inc. (b)	435,466
13,104	Aqua America, Inc. (b)	580,114
1,466	Atmos Energy Corporation	156,803
2,035	CenterPoint Energy, Inc.	49,980
1,874	CMS Energy Corporation	114,876
17,704	Consolidated Edison, Inc.	1,538,300
6,070	Dominion Energy, Inc.	504,478
22,734	Edison International	1,570,920
15,183	Eversource Energy	1,254,723
10,767	Exelon Corporation	478,055
4,410	NextEra Energy, Inc. (b)	1,031,146
1,515	NiSource, Inc.	40,072
43,031	PG&E Corporation (a)	321,011
455	Pinnacle West Capital Corporation	39,762
2,940	PPL Corporation	100,048
2,056	Public Service Enterprise Group, Inc. (b)	121,941
7,023	Sempra Energy	1,034,277
845	UGI Corporation	36,800
1,635	Vistra Energy Corporation	43,377
		9,452,149
	TOTAL COMMON STOCKS (Cost $96,071,212)	109,974,714

	RIGHTS - 0.00% (c)
	Communication Services - 0.00% (c)
49	DISH Network Corporation Rights	33
	TOTAL RIGHTS (Cost $120)	33

	SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
179,860	Invesco Government & Agency Portfolio - Institutional Class, 1.53% (d)	179,860
	TOTAL SHORT-TERM INVESTMENTS (Cost $179,860)	179,860

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.7%
	Private Funds - 22.7%
25,011,566	Mount Vernon Liquid Assets Portfolio, LLC, 1.84% (d)	25,011,566
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $25,011,566)	25,011,566

	Total Investments (Cost $121,262,758) - 122.5%	135,166,173
	Liabilities in Excess of Other Assets - (22.5)%	(24,840,002)
	TOTAL NET ASSETS - 100.0%	$110,326,171

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) All or a portion of this security is on loan as of November 30, 2019. The total value of securities on loan is $24,363,170.
	(c) Represents less than 0.05% of net assets.
	(d) Rate shown is the annualized seven-day yield as of November 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

Nationwide Maximum Diversification U.S. Core Equity ETF^
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$109,974,714	$-	$-	$109,974,714
Rights	33	-	-	33
Short-Term Investments	179,860	-	-	179,860
Investment Purchased with Proceeds from Securities Lending	-	25,011,566	-	25,011,566
Total Investments in Securities	$110,154,607	$25,011,566	$-	$135,166,173

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2019, the Fund did not recognize any transfers to or from Level 3.